SCHEDULE OF RELATED PARTY TRANSACTIONS AMOUNT DUE TO RELATED PARTY (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Zhiyou Wang [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[1]	$ 241,056	$ 236,575
Radiance Holding Hk Limited [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[2]	346,500	273,000
Ying Wang [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[3]	$ 400,000	$ 400,000

[1]	The amounts represent the payables of $241,056 due to Zhiyou Wang related to the Company’s borrowing from shareholders because of a temporary shortage of RMB funds. As of June 30, 2025, and December 31, 2024, the adjustments to the balance due to Zhiyou Wang were solely attributable to foreign currency translation discrepancies.
[2]	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited (“Radiance”) related to the Company’s borrowing shares from shareholders to pay agency fees with 100,000 ADSs (currently corresponding to 90,000 common shares) of the Company. As of June 30, 2024 and December 31, 2023, the adjustments to the balance due to Radiance were solely attributable to changes in the market price of the Company’s common stock.
[3]	On June 13, 2022, the Company issued a promissory note to Ying Wang, a Singapore resident associated with Zhiyou Wang, in the principal amount of up to USD$5,000,000 to provide for the Company’s working capital. The Note has a term of one year with the maturity date on June 1, 2023 and bears no interest other than any applicable imputed interest charged by the appropriate government authority. The balance of the Note may be prepaid at any time before the Maturity Date. As of December 31, 2022, the Company has received USD$0.4 million of the Note from the Noteholder. As of June 30, 2025 and December 31, 2024, there was no change in the balance of the amount due to the Noteholder.